IMPAIRMENT OF NONFINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition of subsidiaries	$ 31.9	$ 811.5
Impairment	(40.7)
Foreign currency exchange differences	49.7	(0.8)
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	1,067.7	625.5
Acquisition of subsidiaries	20.1	443.0
Impairment	(37.5)
Foreign currency exchange differences	35.0	(0.8)
Goodwill, end	1,085.3	1,067.7
Goodwill | Civil Aviation Training Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	630.6	266.8
Acquisition of subsidiaries	19.2	375.1
Impairment	0.0
Foreign currency exchange differences	17.5	(11.3)
Goodwill, end	667.3	630.6
Goodwill | Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	290.8	217.5
Acquisition of subsidiaries	0.0	67.9
Impairment	0.0
Foreign currency exchange differences	9.9	5.4
Goodwill, end	300.7	290.8
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	146.3	141.2
Acquisition of subsidiaries	0.9	0.0
Impairment	(37.5)
Foreign currency exchange differences	7.6	5.1
Goodwill, end	$ 117.3	$ 146.3